Income taxes - Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
CIT tax expense	$ (21,471,662)	$ 133,862,272	$ 141,399,866
Land Appreciation Tax ("LAT") expense	90,907,634	68,631,338	62,996,403
Deferred tax benefit	65,623,218	(52,015,238)	(59,949,022)
Income tax expense	$ 135,059,190	$ 150,478,372	$ 144,447,247